INTANGIBLE ASSETS, NET (Schedule of Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 943
2019	415
Thereafter	73
Intangible assets, net	$ 1,431	$ 2,778